Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	MET INVESTORS SERIES TRUST
Central Index Key	0001126087
Amendment Flag	false
Document Creation Date	Nov 30, 2012
Document Effective Date	Nov 30, 2012
Prospectus Date	Apr 30, 2012

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

AMERICAN FUNDS® BOND PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the "Trust") has approved withdrawing the American Funds® Bond Portfolio's (the "Portfolio") investment in the Bond Fund (the "Master Fund"), a series of the American Funds Insurance Series, and hiring J.P. Morgan Investment Management Inc. ("JPMIM") as the Portfolio's subadviser effective January 7, 2013, pursuant to a new subadvisory agreement between the Trust's investment adviser, MetLife Advisers, LLC, and JPMIM. Currently, the Portfolio, which operates as a "feeder fund," invests all of its assets in shares of the Master Fund, which is managed by Capital Research and Management Company ("CRMC"). Effective January 7, 2013, JPMIM will invest the Portfolio's assets directly in investment securities. Also as of that date, the name of the Portfolio will change to JPMorgan Core Bond Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Portfolio's Prospectus to CRMC will change to JPMIM. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to CRMC and to the Portfolio by its original name in their forms and communications until such documents can be revised. In connection with the foregoing changes, Class C shares of the Portfolio will be converted to Class B shares. Unless noted otherwise below, all references to Class C shares will change to Class B shares effective January 7, 2013.

In connection with the changes described above, the following changes to the Portfolio's Prospectus are effective January 7, 2013:

In the Portfolio Summary, the disclosure in the section entitled "Investment Objective" is deleted in its entirety and replaced with the following:

Maximize total return.

In the Portfolio Summary, the disclosure in the section entitled "Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio's average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the "Contract"). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B
Management Fee*	0.55%
Distribution and/or Service (12b-1) Fees*	0.25%
Other Expenses	0.09%

Total Annual Portfolio Operating Expenses	0.89%
Contractual Fee Waiver**	0.13%

Total Annual Portfolio Operating Expenses After Fee Waiver	0.76%

*   The expense information in the table has been restated to reflect current fees.

** MetLife Advisers, LLC has contractually agreed, for the period January 7, 2013 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.42% of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled "Example" is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, and that the Portfolio's operating expenses remain the same and that any fee waivers for the Portfolio remain in effect for the period specified above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 Year	$77
3 Years	$270
5 Years	$478
10 Years	$1,080

In the Portfolio Summary, the section entitled "Portfolio Turnover" is deleted in its entirety and replaced with the following:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8.0% of the average value of its portfolio.

In the Portfolio Summary, the disclosure in the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

J.P. Morgan Investment Management Inc. ("JPMIM"), subadviser to the Portfolio, invests in a portfolio of investment grade intermediate- and long-term debt securities, principally corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

The Portfolio invests, under normal circumstances, at least 80% of its net assets in bonds. The bonds in which the Portfolio invests generally will have intermediate to long maturities. The Portfolio's average weighted maturity will ordinarily range between four and twelve years. The Portfolio's average weighted maturity may, under certain market conditions, be shorter than four years or longer than twelve years. In addition, the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate by JPMIM for temporary defensive purposes. Because of the Portfolio's holdings in asset-backed, mortgage-backed and similar securities, the Portfolio's average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).

The securities in which the Portfolio invests will be rated investment grade (or the unrated equivalent as determined by JPMIM) at the time of purchase. In addition, all of the Portfolio's securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or foreign government or its agencies and instrumentalities. JPMIM may, in its sole discretion, invest a significant portion or all of the Portfolio's assets in mortgage-related and mortgage-backed securities. The Portfolio expects to invest no more than 10% of its assets in "sub-prime" mortgage-related securities at the time of purchase.

JPMIM buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, JPMIM looks for individual fixed income investments that it believes will perform well over market cycles. JPMIM is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The disclosure in the section entitled "Primary Risks" is deleted in its entirety and replaced with the following:

Market Risk. The Portfolio's share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio's investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio's investments may be adversely affected if a security's credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Mortgage-backed And Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of its prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

In the Portfolio Summary, the second paragraph in the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

The bar chart below shows you the performance of the Portfolio's Class C shares for each full calendar year since its inception and indicates how it has varied from year to year. The returns for Class B shares would have substantially similar annual returns as those for Class C shares because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the Class B and Class C shares do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio's average annual compounded total returns with index returns. For more information about indexes, please see "Index Description" in the Prospectus. It is not possible to invest directly in an index. Effective January 7, 2013, JPMIM became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the investment adviser to the "master fund" in which the Portfolio invested prior to that date, when the Portfolio operated as a "feeder fund."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	mist3_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

AMERICAN FUNDS® BOND PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the "Trust") has approved withdrawing the American Funds® Bond Portfolio's (the "Portfolio") investment in the Bond Fund (the "Master Fund"), a series of the American Funds Insurance Series, and hiring J.P. Morgan Investment Management Inc. ("JPMIM") as the Portfolio's subadviser effective January 7, 2013, pursuant to a new subadvisory agreement between the Trust's investment adviser, MetLife Advisers, LLC, and JPMIM. Currently, the Portfolio, which operates as a "feeder fund," invests all of its assets in shares of the Master Fund, which is managed by Capital Research and Management Company ("CRMC"). Effective January 7, 2013, JPMIM will invest the Portfolio's assets directly in investment securities. Also as of that date, the name of the Portfolio will change to JPMorgan Core Bond Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Portfolio's Prospectus to CRMC will change to JPMIM. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to CRMC and to the Portfolio by its original name in their forms and communications until such documents can be revised. In connection with the foregoing changes, Class C shares of the Portfolio will be converted to Class B shares. Unless noted otherwise below, all references to Class C shares will change to Class B shares effective January 7, 2013.

In connection with the changes described above, the following changes to the Portfolio's Prospectus are effective January 7, 2013:

In the Portfolio Summary, the disclosure in the section entitled "Investment Objective" is deleted in its entirety and replaced with the following:

Maximize total return.

In the Portfolio Summary, the disclosure in the section entitled "Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio's average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the "Contract"). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B
Management Fee*	0.55%
Distribution and/or Service (12b-1) Fees*	0.25%
Other Expenses	0.09%

Total Annual Portfolio Operating Expenses	0.89%
Contractual Fee Waiver**	0.13%

Total Annual Portfolio Operating Expenses After Fee Waiver	0.76%

*   The expense information in the table has been restated to reflect current fees.

** MetLife Advisers, LLC has contractually agreed, for the period January 7, 2013 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.42% of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled "Example" is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, and that the Portfolio's operating expenses remain the same and that any fee waivers for the Portfolio remain in effect for the period specified above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 Year	$77
3 Years	$270
5 Years	$478
10 Years	$1,080

In the Portfolio Summary, the section entitled "Portfolio Turnover" is deleted in its entirety and replaced with the following:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8.0% of the average value of its portfolio.

In the Portfolio Summary, the disclosure in the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

J.P. Morgan Investment Management Inc. ("JPMIM"), subadviser to the Portfolio, invests in a portfolio of investment grade intermediate- and long-term debt securities, principally corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

The Portfolio invests, under normal circumstances, at least 80% of its net assets in bonds. The bonds in which the Portfolio invests generally will have intermediate to long maturities. The Portfolio's average weighted maturity will ordinarily range between four and twelve years. The Portfolio's average weighted maturity may, under certain market conditions, be shorter than four years or longer than twelve years. In addition, the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate by JPMIM for temporary defensive purposes. Because of the Portfolio's holdings in asset-backed, mortgage-backed and similar securities, the Portfolio's average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).

The securities in which the Portfolio invests will be rated investment grade (or the unrated equivalent as determined by JPMIM) at the time of purchase. In addition, all of the Portfolio's securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or foreign government or its agencies and instrumentalities. JPMIM may, in its sole discretion, invest a significant portion or all of the Portfolio's assets in mortgage-related and mortgage-backed securities. The Portfolio expects to invest no more than 10% of its assets in "sub-prime" mortgage-related securities at the time of purchase.

JPMIM buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, JPMIM looks for individual fixed income investments that it believes will perform well over market cycles. JPMIM is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The disclosure in the section entitled "Primary Risks" is deleted in its entirety and replaced with the following:

Market Risk. The Portfolio's share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio's investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio's investments may be adversely affected if a security's credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Mortgage-backed And Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of its prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

In the Portfolio Summary, the second paragraph in the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

The bar chart below shows you the performance of the Portfolio's Class C shares for each full calendar year since its inception and indicates how it has varied from year to year. The returns for Class B shares would have substantially similar annual returns as those for Class C shares because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the Class B and Class C shares do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio's average annual compounded total returns with index returns. For more information about indexes, please see "Index Description" in the Prospectus. It is not possible to invest directly in an index. Effective January 7, 2013, JPMIM became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the investment adviser to the "master fund" in which the Portfolio invested prior to that date, when the Portfolio operated as a "feeder fund."

American Funds Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist3_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

AMERICAN FUNDS® BOND PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the "Trust") has approved withdrawing the American Funds® Bond Portfolio's (the "Portfolio") investment in the Bond Fund (the "Master Fund"), a series of the American Funds Insurance Series, and hiring J.P. Morgan Investment Management Inc. ("JPMIM") as the Portfolio's subadviser effective January 7, 2013, pursuant to a new subadvisory agreement between the Trust's investment adviser, MetLife Advisers, LLC, and JPMIM. Currently, the Portfolio, which operates as a "feeder fund," invests all of its assets in shares of the Master Fund, which is managed by Capital Research and Management Company ("CRMC"). Effective January 7, 2013, JPMIM will invest the Portfolio's assets directly in investment securities. Also as of that date, the name of the Portfolio will change to JPMorgan Core Bond Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Portfolio's Prospectus to CRMC will change to JPMIM. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to CRMC and to the Portfolio by its original name in their forms and communications until such documents can be revised. In connection with the foregoing changes, Class C shares of the Portfolio will be converted to Class B shares. Unless noted otherwise below, all references to Class C shares will change to Class B shares effective January 7, 2013.

In connection with the changes described above, the following changes to the Portfolio's Prospectus are effective January 7, 2013:

In the Portfolio Summary, the disclosure in the section entitled "Investment Objective" is deleted in its entirety and replaced with the following:

Maximize total return.

In the Portfolio Summary, the disclosure in the section entitled "Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio's average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the "Contract"). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B
Management Fee*	0.55%
Distribution and/or Service (12b-1) Fees*	0.25%
Other Expenses	0.09%

Total Annual Portfolio Operating Expenses	0.89%
Contractual Fee Waiver**	0.13%

Total Annual Portfolio Operating Expenses After Fee Waiver	0.76%

*   The expense information in the table has been restated to reflect current fees.

** MetLife Advisers, LLC has contractually agreed, for the period January 7, 2013 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.42% of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled "Example" is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, and that the Portfolio's operating expenses remain the same and that any fee waivers for the Portfolio remain in effect for the period specified above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 Year	$77
3 Years	$270
5 Years	$478
10 Years	$1,080

In the Portfolio Summary, the section entitled "Portfolio Turnover" is deleted in its entirety and replaced with the following:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8.0% of the average value of its portfolio.

In the Portfolio Summary, the disclosure in the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

J.P. Morgan Investment Management Inc. ("JPMIM"), subadviser to the Portfolio, invests in a portfolio of investment grade intermediate- and long-term debt securities, principally corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

The Portfolio invests, under normal circumstances, at least 80% of its net assets in bonds. The bonds in which the Portfolio invests generally will have intermediate to long maturities. The Portfolio's average weighted maturity will ordinarily range between four and twelve years. The Portfolio's average weighted maturity may, under certain market conditions, be shorter than four years or longer than twelve years. In addition, the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate by JPMIM for temporary defensive purposes. Because of the Portfolio's holdings in asset-backed, mortgage-backed and similar securities, the Portfolio's average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).

The securities in which the Portfolio invests will be rated investment grade (or the unrated equivalent as determined by JPMIM) at the time of purchase. In addition, all of the Portfolio's securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or foreign government or its agencies and instrumentalities. JPMIM may, in its sole discretion, invest a significant portion or all of the Portfolio's assets in mortgage-related and mortgage-backed securities. The Portfolio expects to invest no more than 10% of its assets in "sub-prime" mortgage-related securities at the time of purchase.

JPMIM buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, JPMIM looks for individual fixed income investments that it believes will perform well over market cycles. JPMIM is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The disclosure in the section entitled "Primary Risks" is deleted in its entirety and replaced with the following:

Market Risk. The Portfolio's share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio's investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio's investments may be adversely affected if a security's credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Mortgage-backed And Asset-backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of its prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

In the Portfolio Summary, the second paragraph in the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

The bar chart below shows you the performance of the Portfolio's Class C shares for each full calendar year since its inception and indicates how it has varied from year to year. The returns for Class B shares would have substantially similar annual returns as those for Class C shares because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the Class B and Class C shares do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio's average annual compounded total returns with index returns. For more information about indexes, please see "Index Description" in the Prospectus. It is not possible to invest directly in an index. Effective January 7, 2013, JPMIM became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the investment adviser to the "master fund" in which the Portfolio invested prior to that date, when the Portfolio operated as a "feeder fund."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2012